Severance Indemnities And Pension Plans (Change In Benefit Obligation And Plan Assets Amount Recognized In Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 117,873		¥ 65,590
Accrued benefit cost	(96,844)		(141,904)
Withdrawal of assets from employee retirement benefit trusts by MUTB	(44,851)
Domestic Subsidiaries, Non-Contributory Pension Benefits And SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,383,933		1,328,152
Defined Benefit Plan, Service Cost	34,182		33,605
Defined Benefit Plan, Interest Cost	20,510		24,394
Acquisitions / Divestitures	8		(268)
Amendments			(27,159)
Actuarial loss	65,369		86,204
Benefits paid	(55,396)		(63,968)
Lump-sum payment	(15,445)		(15,613)
Translation adjustments and other			18,586	[1]
Benefit obligation at end of fiscal year	1,433,161		1,383,933
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,317,074		1,348,510
Actual return (loss) on plan assets	174,467		(18,132)
Employer contributions	26,314		28,135
Acquisitions / Divestitures	(53)		(36)
Benefits paid	(55,396)		(63,968)
Translation adjustments and other			22,565	[1]
Fair value of plan assets at end of fiscal year	1,462,406		1,317,074
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	60,279		17,969
Accrued benefit cost	(31,034)		(84,828)
Net amount recognized	29,245		(66,859)
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	389,264		381,457
Defined Benefit Plan, Service Cost	4,658		6,104
Defined Benefit Plan, Interest Cost	6,138		7,115
Plan participants' contributions			726
Actuarial loss	15,583		26,491
Benefits paid	(11,216)		(14,043)
Translation adjustments and other			(18,586)	[1]
Benefit obligation at end of fiscal year	404,427		389,264
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	433,710		451,373
Actual return (loss) on plan assets	64,893		1,574
Employer contributions	15,635		16,645
Plan participants' contributions			726
Benefits paid	(11,216)		(14,043)
Translation adjustments and other	(44,851)	[2]	(22,565)	[1]
Fair value of plan assets at end of fiscal year	458,171		433,710
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	53,744		44,446
Net amount recognized	53,744		44,446
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	225,361		195,080
Defined Benefit Plan, Service Cost	8,098		6,328		6,092
Defined Benefit Plan, Interest Cost	10,716		10,649		10,900
Plan participants' contributions	14		13
Amendments	302		98
Actuarial loss	23,154		30,020
Benefits paid	(13,161)		(6,845)
Lump-sum payment	(440)		(754)
Translation adjustments and other	29,180		(9,228)
Benefit obligation at end of fiscal year	283,224		225,361		195,080
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	182,791		190,130
Actual return (loss) on plan assets	24,787		4,528
Employer contributions	14,807		2,835
Plan participants' contributions	14		13
Benefits paid	(13,161)		(6,845)
Translation adjustments and other	23,843		(7,870)
Fair value of plan assets at end of fiscal year	233,081		182,791		190,130
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	3,850		3,175
Accrued benefit cost	(53,993)		(45,745)
Net amount recognized	(50,143)		(42,570)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	24,701		23,653
Defined Benefit Plan, Service Cost	1,114		968		909
Defined Benefit Plan, Interest Cost	1,135		1,192		1,335
Plan participants' contributions	450		420
Actuarial loss	975		958
Benefits paid	(1,673)		(1,655)
Translation adjustments and other	3,300		(835)
Benefit obligation at end of fiscal year	30,002		24,701		23,653
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	13,370		14,043
Actual return (loss) on plan assets	1,866		78
Employer contributions	1,144		1,128
Plan participants' contributions	450		420
Benefits paid	(1,673)		(1,655)
Translation adjustments and other	3,028		(644)
Fair value of plan assets at end of fiscal year	18,185		13,370		14,043
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(11,817)		(11,331)
Net amount recognized	¥ (11,817)		¥ (11,331)

[1]	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
[2]	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees' pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.